Average Annual Total Returns - Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares 1 Year	Direxion Daily Semiconductor Bull 3X Shares 5 Years	Direxion Daily Semiconductor Bull 3X Shares 10 Years	Direxion Daily Semiconductor Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Semiconductor Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Semiconductor Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Semiconductor Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Semiconductor Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Semiconductor Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	PHLX Semiconductor Sector Index (reflects no deduction for fees, expenses or taxes) 1 Year	PHLX Semiconductor Sector Index (reflects no deduction for fees, expenses or taxes) 5 Years	PHLX Semiconductor Sector Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	70.03%	79.36%	44.53%	69.94%	78.48%	44.17%	41.42%	69.69%	40.45%	53.66%	35.78%	23.25%	18.40%	15.22%	13.88%